Description of the Business and Group Composition - Summary of Subsidiaries Included in Consolidation Together with Related Percentages of Ownership and Other Information (Detail)
₽ in Thousands, € in Thousands, ₨ in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, SFr in Thousands, RON in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021 RON	Dec. 31, 2020	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 INR (₨)
Italsofa Romania S.r.l. [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital | RON		RON 109,271,750
Ownership registered office		Baia Mare, Romania
Natuzzi (China) Ltd [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital | ¥				¥ 106,414,300
Ownership registered office		Shanghai, China
Italsofa Nordeste S/A [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital | R$					R$ 159,300,558
Ownership registered office		Salvador de Bahia, Brazil
Natco S.p.A. [member] | Intragroup leather dyeing and finishing [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Share/quota capital						€ 4,420,000
Ownership registered office		Santeramo in Colle, Italy
IMPE S.p.A. [member] | Production and distribution of Polyurethane foam [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Share/quota capital						1,000,000
Ownership registered office		Bari, Italy
Nacon S.p.A. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital						2,800,000
Ownership registered office		Santeramo in Colle, Italy
Lagene S.r.l. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital						10,000
Ownership registered office		Santeramo in Colle, Italy
Natuzzi Americas Inc. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital | $							$ 89
Ownership registered office		High Point, N. Carolina, USA
Natuzzi Florida LLC [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		51.00%	51.00%
Share/quota capital | $							4,955,186
Ownership registered office		High Point, N. Carolina, USA
Natuzzi Iberica S.A. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital						386,255
Ownership registered office		Madrid, Spain
Natuzzi Switzerland AG [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital | SFr								SFr 2,000,000
Ownership registered office		Dietikon, Switzerland
Natuzzi Services Limited [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital | £									£ 25,349,353
Ownership registered office		London, UK
Natuzzi UK Retail Limited [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		70.00%	70.00%
Share/quota capital | £									£ 100
Ownership registered office		Cardiff, UK
Natuzzi Germany Gmbh [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital						25,000
Ownership registered office		Köln, Germany
Natuzzi Japan KK [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		93.00%	100.00%
Share/quota capital | ¥										¥ 28,000,000
Ownership registered office		Tokyo, Japan
Natuzzi Russia OOO [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital | ₽											₽ 8,700,000
Ownership registered office		Moscow, Russia
Natmx S.DE.R.L.DE.C.V [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	99.00%
Share/quota capital | $												$ 68,504,040
Ownership registered office		Mexico City, Mexico
Natuzzi France S.a.s. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital						200,100
Ownership registered office		Paris, France
Natuzzi Oceania PTI Ltd [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		93.00%	100.00%
Share/quota capital | $													$ 320,002
Ownership registered office		Sydney, Australia
Natuzzi Singapore PTE. LTD. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.00%
Natuzzi Singapore PTE. LTD. [Member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.00%	93.00%	100.00%
Share/quota capital | $							2,297,207
Ownership registered office		Singapore, Republic of Singapore
Natuzzi Netherlands Holding [member] | Investment holding [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital						34,605,000
Ownership registered office		Amsterdam, Holland
Natuzzi Trade Service S.r.l. [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Share/quota capital						€ 14,000,000
Ownership registered office		Santeramo in Colle, Italy
Softaly (Furniture) Shanghai Co. Ltd [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			96.50%
Share/quota capital | ¥				¥ 100,000
Ownership registered office		Shanghai, China
Natuzzi India Furniture PVT Ltd [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Share/quota capital | ₨														₨ 16,200,000
Ownership registered office		New Delhi, India
Italsofa Shanghai Ltd [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			96.50%
Share/quota capital | $							$ 5,000,000
Ownership registered office		Shanghai, China